Stockholders' Equity - Schedule of Warrant Exercised (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants Outstanding, Beginning balance	1,311,117
Warrants issued	115,000
Warrants Outstanding, Exercised	(608,612)
Warrants Outstanding, Expired	(20,520)
Warrants Outstanding, Ending balance	796,985	1,311,117
Weighted Average Exercise Price, Beginning balance	$ 4.03
Weighted Average Exercise Price, Issued	6.25
Weighted Average Exercise Price, Exercised	1.80
Weighted Average Exercise Price, Expired	5.00
Weighted Average Exercise Price, Ending balance	$ 6.04	$ 4.03
Weighted Average Remaining Contractual Term in Years	5 years 1 month 28 days	7 years 3 months 18 days